Document and Entity Information	Oct. 16, 2019
Cover [Abstract]
Entity Registrant Name	COGNEX CORP
Amendment Flag	false
Entity Central Index Key	0000851205
Document Type	8-K
Document Period End Date	Oct. 16, 2019
Entity Incorporation State Country Code	MA
Entity File Number	001-34218
Entity Tax Identification Number	04-2713778
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760-2059
City Area Code	(508)
Local Phone Number	650-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false